Commitments and Contingencies Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital and Operating Leases [Table Text Block]
A summary of future minimum lease payments under the Company's non-cancelable leases as of December 31, 2013 is as follows:

Year ending December 31:	Capital Leases	Operating Leases
2014	$53,981	$111,054
2015	35,963	171,520
2016	1,101	181,006
2017	—	190,490
2018	—	199,580
Thereafter	—	67,976
Total minimum lease payments	91,045	$921,626
Less amount representing interest	(13,180)
Total principal lease payments	77,865
Less current maturities	(43,852)
Total long term obligations	$34,013